Biological Assets (Tables)	12 Months Ended
Jun. 30, 2024
Biological Assets [Abstract]
Schedule of Biological Assets
	2024	2023
Food cattle	14,665	16,179
Production cattle	26,930	37,305
Grain plantation	22,138	47,226
Cotton plantation	61,896	41,096
Sugarcane plantation	111,636	112,423
Total	237,265	254,229

Current	210,335	216,924
Noncurrent	26,930	37,305

Schedule of Area (Hectares) to be Harvested	The area (hectares) to be harvested corresponding to the biological assets is as follows:
	Planted area (Hectares)
	2024	2023
Grains	4,011	12,033
Cotton	6,355	4,377
Sugarcane	26,214	25,022
	36,580	41,432

Schedule of Changes in Agricultural Activity	Changes in agricultural activity
	Grains	Cotton	Sugarcane
Balance at June 30, 2022	67,358	15,347	172,560

Increases due to planting	506,817	72,136	-
Increases due to handling	-	-	225,866
Change in fair value	102,596	(3,631)	(6,903)
Reductions due to harvesting	(627,000)	(42,172)	(277,904)
Exchange variation	(2,545)	(584)	(1,196)

Balance at June 30, 2023	47,226	41,096	112,423

Increases due to planting	437,590	75,933	-
Increases due to handling	-	-	231,132
Change in fair value	20,407	4,799	21,997
Reductions due to harvesting	(483,602)	(60,471)	(250,633)
Exchange variation	517	539	(3,283)

Balance at June 30, 2024	22,138	61,896	111,636

Composed of:
Historical cost	22,671	53,472	54,441
Fair value	(533)	8,424	57,195
Balance on June 30, 2024	22,138	61,896	111,636

Schedule of Changes in Cattle Raising Activity	Changes in cattle raising activity
	Heads of cattle (in number)	Cattle
At June 30, 2022	21,168	67,617
Acquisition/birth costs	10,478	11,414
Handling costs	-	17,352
Sales	(8,341)	(26,439)
Deaths	(559)	(1,461)
Consumption	(41)	(35)
Effect of conversion	-	(1,140)
Change in fair value	-	(13,824)
At June 30, 2023	22,705	53,484
Acquisition/birth costs	6,779	6,330
Handling costs	-	18,821
Sales	(11,235)	(30,384)
Deaths	(582)	(1,439)
Consumption	(43)	(32)
Effect of conversion	-	1,519
Change in fair value	-	(6,704)
At June 30, 2024	17,624	41,595

Schedule of Quantitative Data about Cattle Raising Activity	Quantitative data about cattle raising activity, expressed in heads of cattle
	Consumable cattle	Production cattle	Total
At June 30, 2023	5,101	17,604	22,705
At June 30, 2024	2,542	15,082	17,624

Schedule of Fair Value Hierarchy	Fair value hierarchy
	2024	2023
	Amount	Amount	Fair value
Sugarcane	111,636	112,423	Level 3
Cattle	41,595	53,484	Level 2
Grains	22,138	47,226	Level 3
Cotton	61,896	41,096	Level 3

Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity	The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2024, are as follows:
Description	Evaluation method	Significant non-observable inputs	Rate %	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Biological asset - sugarcane	Discounted cash flow	- Yield	11.90	Average productivity: 83,47 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	11.90	Total recoverable sugar: TRS 115 to 145 per ton of cane	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	11.90	Average yield: 100,87 bags per hectare	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	11.90	Average yield: 3,10 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Schedule of Changes in Fair Value in the Statement of Income	Changes in fair value in the statement of income
	2024	2023	2022
Grains	20,407	102,596	313,957
Cotton	4,799	(3,631)	7,122
Sugarcane	21,997	(6,903)	227,717
Cattle	(6,704)	(13,824)	968
	40,499	78,238	549,764